Guarantor Statements (Statement Of Income) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Condensed Income Statements, Captions [Line Items]
Net sales									$ 3,808.7	$ 3,705.4	$ 3,745.3
Cost of goods sold									2,470.8	2,369.6	2,380.8
Restructuring and related charges									3.6	0.5	0.4
Gross profit	$ 346.9	$ 362.7	$ 306.0	$ 318.5	$ 359.2	$ 338.4	$ 321.5	$ 317.4	1,334.3	1,336.4	1,373.0
Selling									607.2	578.1	673.4
General and administrative									350.7	355.2	286.4
Research and development									44.6	44.6	44.1
Acquisition and integration related charges									15.3	17.7	22.1
Restructuring and related charges									72.0	37.0	9.8
Write-off from impairment of goodwill											10.7
Impairment of intangible assets									20.3	16.3	4.7
Total operating expenses									1,110.1	1,048.9	1,051.2
Operating (loss) income									224.2	287.5	321.8
Interest expense									264.0	310.4	336.9
Other non-operating (income) expense , net									(4.1)	5.0	(7.2)
Income (Loss) from continuing operations before income taxes									(35.7)	(27.9)	(7.9)
Income tax (benefit) expense									(462.7)	(11.8)	(52.8)
Net income (loss) from continuing operations									427.0	(16.1)	44.9
Income (loss) from discontinued operations, net of tax									445.0	289.3	(78.8)
Net income (loss)									872.0	273.2	(33.9)
Net income attributable to non-controlling interest									103.7	167.2	164.9
Net (loss) income attributable to controlling interest	$ (115.9)	$ 405.6	$ (28.9)	$ 507.5	$ (26.3)	$ 2.1	$ (82.0)	$ 212.2	768.3	106.0	(198.8)
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									1,839.8	1,662.9	1,601.1
Cost of goods sold									1,336.8	1,132.3	1,086.3
Gross profit									503.0	530.6	514.8
Selling									239.1	226.3	217.5
General and administrative									123.0	195.4	177.8
Research and development									23.3	23.5	22.8
Acquisition and integration related charges									8.7	14.3	14.3
Restructuring and related charges									59.7	28.1	0.5
Total operating expenses									453.8	487.6	432.9
Operating (loss) income									49.2	43.0	81.9
Interest expense									145.2	138.0	151.2
Other non-operating (income) expense , net									(208.3)	(231.2)	(323.3)
Income (Loss) from continuing operations before income taxes									112.3	136.2	254.0
Income tax (benefit) expense									(99.2)	(48.3)	3.6
Net income (loss) from continuing operations									211.5	184.5	250.4
Income (loss) from discontinued operations, net of tax									(30.7)	123.0	99.7
Net income (loss)									180.8	307.5	350.1
Net income attributable to non-controlling interest										(0.3)	(0.7)
Net (loss) income attributable to controlling interest									180.8	307.8	350.8
SB/RH [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									3,808.7	3,705.4	3,745.3
Cost of goods sold									2,470.8	2,369.6	2,380.8
Restructuring and related charges									3.6	0.5	0.4
Gross profit									1,334.3	1,335.3	1,364.1
Selling									607.2	578.0	581.7
General and administrative									272.6	300.5	291.4
Research and development									44.6	44.6	44.1
Acquisition and integration related charges									15.3	17.7	22.2
Restructuring and related charges									72.0	37.0	9.8
Impairment of intangible assets									20.3	16.3	4.7
Total operating expenses									1,032.0	994.1	953.9
Operating (loss) income									302.3	341.2	410.2
Interest expense									167.0	161.8	184.4
Other non-operating (income) expense , net									5.2	5.8	6.2
Income (Loss) from continuing operations before income taxes									130.1	173.6	219.6
Income tax (benefit) expense									(76.8)	(8.6)	(33.4)
Net income (loss) from continuing operations									206.9	182.2	253.0
Income (loss) from discontinued operations, net of tax									(24.0)	119.0	99.3
Net income (loss)									182.9	301.2	352.3
Net income attributable to non-controlling interest									1.4	1.3	0.4
Net (loss) income attributable to controlling interest									181.5	299.9	351.9
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									(1,354.4)	(790.5)	(738.5)
Cost of goods sold									(1,354.0)	(789.1)	(738.6)
Gross profit									(0.4)	(1.4)	0.1
Selling									(0.2)	(0.2)	(0.1)
General and administrative									(0.5)	(0.1)	(0.1)
Total operating expenses									(0.7)	(0.3)	(0.2)
Operating (loss) income									0.3	(1.1)	0.3
Interest expense									0.1		0.1
Other non-operating (income) expense , net									190.9	369.6	481.0
Income (Loss) from continuing operations before income taxes									(190.7)	(370.7)	(480.8)
Income tax (benefit) expense									4.4	1.2	(2.4)
Net income (loss) from continuing operations									(195.1)	(371.9)	(478.4)
Income (loss) from discontinued operations, net of tax									(294.9)	(194.7)	(151.3)
Net income (loss)									(490.0)	(566.6)	(629.7)
Net (loss) income attributable to controlling interest									(490.0)	(566.6)	(629.7)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									1,363.1	1,002.1	1,022.3
Cost of goods sold									998.8	649.6	644.1
Restructuring and related charges									0.1	0.5
Gross profit									364.2	352.0	378.2
Selling									122.0	119.2	124.0
General and administrative									88.0	66.2	73.2
Research and development									8.9	10.0	10.4
Acquisition and integration related charges									4.1	0.5	1.5
Restructuring and related charges									1.6	1.2	4.8
Impairment of intangible assets									20.3	16.3	4.7
Total operating expenses									244.9	213.4	218.6
Operating (loss) income									119.3	138.6	159.6
Interest expense									18.8	17.3	19.8
Other non-operating (income) expense , net									21.1	(133.6)	(157.8)
Income (Loss) from continuing operations before income taxes									79.4	254.9	297.6
Income tax (benefit) expense									(131.3)	22.7	(25.1)
Net income (loss) from continuing operations									210.7	232.2	322.7
Income (loss) from discontinued operations, net of tax									124.2	132.3	111.2
Net income (loss)									334.9	364.5	433.9
Net (loss) income attributable to controlling interest									334.9	364.5	433.9
Nonguarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									1,960.2	1,830.9	1,860.4
Cost of goods sold									1,489.2	1,376.8	1,389.0
Restructuring and related charges									3.5		0.4
Gross profit									467.5	454.1	471.0
Selling									246.3	232.7	240.3
General and administrative									62.1	39.0	40.5
Research and development									12.4	11.1	10.9
Acquisition and integration related charges									2.5	2.9	6.4
Restructuring and related charges									10.7	7.7	4.5
Total operating expenses									334.0	293.4	302.6
Operating (loss) income									133.5	160.7	168.4
Interest expense									2.9	6.5	13.3
Other non-operating (income) expense , net									1.5	1.0	6.3
Income (Loss) from continuing operations before income taxes									129.1	153.2	148.8
Income tax (benefit) expense									149.3	15.8	(9.5)
Net income (loss) from continuing operations									(20.2)	137.4	158.3
Income (loss) from discontinued operations, net of tax									177.4	58.4	39.7
Net income (loss)									157.2	195.8	198.0
Net income attributable to non-controlling interest									1.4	1.6	1.1
Net (loss) income attributable to controlling interest									$ 155.8	$ 194.2	$ 196.9